Private Placement (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Private Placement (Details) [Line Items]
Common stock at a price of per share (in Dollars per share)		$ 11.5
Gross proceeds (in Dollars)		$ 675,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share (in Dollars per share)		$ 1
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of private warrant	6,500,000	6,500,000
Aggregate warrant price (in Dollars)		$ 6,500,000
Purchase price (in Dollars)		$ 10
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants	7,175,000	675,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share (in Dollars per share)	$ 1
Common stock	1
Common stock at a price of per share (in Dollars per share)	$ 11.5